Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - Unique Logistics International, Inc. [Member] - USD ($)	May 31, 2023	May 31, 2022
Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued salaries and related expenses	$ 1,938,111	$ 625,000
Accrued sales and marketing expense	768,713	2,383,500
Accrued professional fees	2,574,542	1,350,170
Accrued income tax	1,531,789	559,544
Accrued overdraft liabilities		681,058
Other accrued expenses and current liabilities	1,784,730	66,887
Accrued expenses and other current liabilities	$ 8,594,947	$ 5,666,159